Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,875	$2,177,850

Arizona — 1.6%
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	890	944,219
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	475	551,190
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,010	1,467,944

		2,963,353

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,370	1,509,644

California — 3.8%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/33	445	494,555
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	80	88,101
Series A, 5.25%, 08/15/49	195	209,430
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	120	139,553
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	730	779,815
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	405	456,160
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program RB, Series A, 2.45%, 12/01/45	850	869,678
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	1,425	1,482,228
San Diego Unified School District, GO, CAB(b)
Series A, 0.00%, 07/01/29	2,235	2,053,920
Series A, 0.00%, 07/01/29(c)	290	262,641
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	185	215,107

		7,051,188

Colorado — 1.8%
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/37(b)	1,490	887,429
Colorado Educational & Cultural Facilities Authority, RB, (St Hgr Ed Intercept Prog), 5.50%, 07/01/40	1,055	1,058,861
Colorado Health Facilities Authority, Refunding RB, Series A, 3.25%, 08/01/49	1,415	1,478,449

		3,424,739

Delaware — 0.9%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,395	1,645,584

District of Columbia — 4.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(b)	10,170	7,689,232

Florida — 4.0%
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/49	285	101,052
Series A, 0.00%, 09/01/53	300	88,422

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	$1,070	$1,227,226
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/41	275	142,588
Series A-2, 0.00%, 10/01/42	370	184,708
Series A-2, 0.00%, 10/01/43	335	160,656
Series A-2, 0.00%, 10/01/44	345	159,328
Series A-2, 0.00%, 10/01/45	285	126,759
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,725	1,994,807
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	340	366,194
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	1,525	1,597,315
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	75	88,836
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,060	1,106,068

		7,343,959

Georgia — 4.6%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	270	321,019
Griffin-Spalding County Hospital Authority, RB, 4.00%, 04/01/42	2,310	2,606,835
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/36	1,500	2,115,285
Series A, 5.00%, 05/15/38	790	1,138,651
Series A, 5.00%, 05/15/49	1,070	1,662,972
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	260	297,258
5.00%, 01/01/56	350	422,478

		8,564,498

Idaho — 1.1%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,009,460

Illinois — 8.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	805	900,401
Series D, 5.00%, 12/01/46	1,070	1,186,309
Series H, 5.00%, 12/01/46	240	279,770
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	360	426,661
Series C, 5.00%, 12/01/34	240	286,752
Series D, 5.00%, 12/01/25	435	515,549
Series F, 5.00%, 12/01/24	340	390,976
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	530	552,546
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	575	576,662
Cook County Community College District No.508, GO, 5.50%, 12/01/38	410	458,565
Illinois Finance Authority, Refunding RB, 4.00%, 03/01/35	1,290	1,460,383
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	365	425,732
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	280	309,582

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/47(b)	$9,555	$4,226,177
Railsplitter Tobacco Settlement Authority, RB(d)
5.50%, 06/01/21	230	234,094
6.00%, 06/01/21	500	509,800
State of Illinois, GO
5.00%, 02/01/39	810	893,422
Series A, 5.00%, 04/01/38	1,920	2,071,046
University of Illinois, RB, Series A, 5.00%, 04/01/44	520	587,226

		16,291,653

Indiana — 2.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	415	455,500
AMT, 7.00%, 01/01/44	1,000	1,092,020
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,660	1,713,801
Series A, AMT, 5.00%, 07/01/44	225	241,652
Series A, AMT, 5.00%, 07/01/48	740	794,627
Series A, AMT, 5.25%, 01/01/51	210	226,609
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	640	697,683

		5,221,892

Iowa — 1.8%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	940	1,055,093
5.88%, 12/01/26	210	217,136
Series B, 5.25%, 12/01/50(e)	240	268,877
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,715	1,766,793

		3,307,899

Kansas — 0.4%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	615	703,535

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(d)	525	575,978
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(f)	635	749,681

		1,325,659

Louisiana — 2.3%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,928,254
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	405	405,826
Series A, 5.25%, 05/15/31	435	440,077
Series A, 5.25%, 05/15/32	555	583,893
Series A, 5.25%, 05/15/33	600	631,206
Series A, 5.25%, 05/15/35	255	278,136

		4,267,392

Maine — 0.2%
Maine State Housing Authority, RB, S/F Housing, Series C, 3.95%, 11/15/43	335	375,927

Security	Par (000)	Value

Maryland — 1.1%
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 05/15/42	$1,760	$2,130,691

Massachusetts — 3.9%
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,227,598
Series A, 4.00%, 06/01/49	150	170,886
Series P, 5.45%, 05/15/59	845	1,111,623
Massachusetts Educational Financing Authority, RB Series B, AMT, 2.63%, 07/01/36	475	498,698
AMT, Subordinate, 3.75%, 07/01/47	1,865	1,886,186
Massachusetts Educational Financing Authority, Refunding RB
Series A, AMT, 3.63%, 07/01/32	1,250	1,288,025
Series B, AMT, 3.63%, 07/01/34	815	841,756
Massachusetts Housing Finance Agency RB, Series D-1, 2.55%, 12/01/50	265	268,721

		7,293,493

Michigan — 3.8%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(d)	2,235	2,396,859
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,320,626
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(d)	455	486,345
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	570	632,124
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	940	1,027,599
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	265	294,465
Series C, 4.13%, 12/01/38	185	194,174
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	490	590,656

		6,942,848

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	130	137,937

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Refunding RB(a)
Series B, 4.63%, 11/01/42	735	770,052
Series C, AMT, 4.88%, 11/01/42	420	442,516
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	800	873,672

		2,086,240

New Jersey — 10.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	530	568,637
5.25%, 11/01/44	790	843,491
New Jersey Economic Development Authority, RB
Series B, 4.50%, 06/15/40	1,270	1,497,736
Series WW, 5.00%, 06/15/36	210	242,613

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued) AMT, 5.13%, 09/15/23	$805	$851,827
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	1,125	1,187,055
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	1,450	1,704,214
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	680	724,458
New Jersey Transportation Trust Fund Authority, RB Series A, 5.50%, 06/15/21(d)	1,025	1,045,305
Series AA, 4.13%, 06/15/39	1,040	1,203,810
Series AA, 5.00%, 06/15/44	940	1,039,607
Series AA, 5.00%, 06/15/45	425	532,347
Series AA, 3.00%, 06/15/50	130	135,066
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	1,235	1,257,638
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	510	588,061
Series A, 5.00%, 12/15/36	580	714,664
New Jersey Turnpike Authority, RB Series A, 4.00%, 01/01/42(g)	320	384,650
Series E, 5.00%, 01/01/45	715	829,414
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	275	318,799
Tobacco Settlement Financing Corp., Refunding RB Series A, 4.00%, 06/01/37	500	579,535
Sub-Series B, 5.00%, 06/01/46	3,105	3,696,161

		19,945,088

New York — 9.5%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,020	1,029,231
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,412,628
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	2,350	2,700,197
New York City Housing Development Corp. RB (FHA 542 (C)), 2.70%, 11/01/55	950	964,848
Series I-1, (FHA), 2.55%, 11/01/45	1,200	1,225,560
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	740	766,758
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Series C, 4.00%, 05/01/45	835	996,205
Sub-Series E-1, 5.00%, 02/01/42	740	775,061
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,000	1,016,160
New York Liberty Development Corp., Refunding RB(a) Series 1, Class 1, 5.00%, 11/15/44	1,495	1,622,374
Series 2, Class 2, 5.15%, 11/15/34	175	191,963
Series 2, Class 2, 5.38%, 11/15/40	440	484,088
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	210	247,836
New York State Housing Finance Agency RB, Series L-1, (SONYMA), 2.50%, 11/01/45	1,605	1,639,700

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 3.00%, 01/01/46	$900	$955,233
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/41(g)	1,075	1,279,648
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	247	272,362

		17,579,852

North Carolina — 0.4%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	400	467,124
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(d)	305	306,854

		773,978

Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,065	2,407,026
County of Franklin Ohio, RB
Series A, 6.13%, 07/01/22(d)	20	21,706
Series A, 6.13%, 07/01/40	330	352,156
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	655	728,609
Montgomery County Refunding RB, 4.00%, 08/01/51(g)	810	949,263
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	405	453,794
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	110	120,001
State of Ohio, RB, AMT, 5.00%, 06/30/53	420	469,426
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	945	1,104,724

		6,606,705

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	625	743,719
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	280	319,152

		1,062,871

Oregon — 0.8%
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(b)	1,980	1,265,240
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	180	202,041

		1,467,281

Pennsylvania — 5.3%
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,305	1,467,316
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	335	348,068
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	470	519,167
Pennsylvania Economic Development Financing Authority, RB Series A-1, 4.00%, 04/15/50	470	548,880
AMT, 5.00%, 12/31/38	390	453,437
AMT, 5.00%, 06/30/42	440	506,396
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	800	850,168

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	$100	$98,879
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38	965	1,075,830
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, 3.50%, 10/01/36	1,250	1,347,413
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	610	713,792
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/44	585	683,227
Series A, Subordinate, 4.00%, 12/01/49	1,075	1,240,679

		9,853,252

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	325	333,505
5.63%, 05/15/43	355	359,313
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB Series A, Senior Lien, 5.00%, 07/01/33	1,355	1,428,075
Series A, Senior Lien, 5.13%, 07/01/37	385	407,342
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	865	968,099
Series A-1, Restructured, 5.00%, 07/01/58	3,838	4,358,663
Series A-2, Restructured, 4.33%, 07/01/40	565	624,534
Series A-2, Restructured, 4.78%, 07/01/58	925	1,036,611
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	3,780	1,195,425

		10,711,567

Rhode Island — 2.7%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	945	1,009,307
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	420	487,813
Series B, 4.50%, 06/01/45	1,375	1,461,240
Series B, 5.00%, 06/01/50	1,895	2,048,912

		5,007,272

South Carolina — 4.5%
South Carolina Jobs-Economic Development Authority, RB 5.00%, 04/01/44	100	111,394
4.00%, 04/01/49	100	104,896
5.00%, 04/01/49	135	149,961
4.00%, 04/01/54	105	110,112
5.00%, 04/01/54	245	272,104
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,445	1,626,073
South Carolina Ports Authority, ARB AMT, 5.25%, 07/01/25(d)	555	672,100
AMT, 5.00%, 07/01/55	710	863,921
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	2,040	2,369,276
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,963,292

		8,243,129

Security	Par (000)	Value

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(d)	$720	$789,977
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	375	422,655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	360	421,088

		1,633,720

Texas — 4.5%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	65	62,559
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(d)	180	196,675
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series A, AMT, 4.00%, 07/01/47	690	788,642
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	240	271,210
Midland County Fresh Water Supply District No.1, RB, CAB(b) Series A, 0.00%, 09/15/40	2,525	1,176,574
Series A, 0.00%, 09/15/41	1,395	616,478
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 04/01/25(d)	145	173,548
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(d)	1,015	557,154
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	610	709,296
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	195	213,839
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(g)	1,070	1,470,073
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	710	860,265
Texas Transportation Commission, RB, CAB(b) 0.00%, 08/01/35	270	166,868
0.00%, 08/01/36	145	84,993
0.00%, 08/01/37	195	108,176
0.00%, 08/01/38	200	105,120
0.00%, 08/01/44	870	329,347
0.00%, 08/01/45	1,135	407,567

		8,298,384

Utah — 0.1%
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(a)	190	199,859

Virginia — 1.9%
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.90%, 10/01/48	1,430	1,590,675
Virginia Small Business Financing Authority, RB AMT, Senior Lien, 5.25%, 01/01/32	400	426,724
AMT, Senior Lien, 6.00%, 01/01/37	1,345	1,447,838

		3,465,237

Washington — 1.4%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	440	473,326
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	390	448,387

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	$1,195	$1,323,104
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	285	362,691

		2,607,508

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	1,605	1,801,179

Wisconsin — 1.8%
Public Finance Authority, Refunding RB, Series A, 4.00%, 10/01/49	2,000	2,250,660
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	480	512,222
Series A, 4.45%, 05/01/57	575	639,797

		3,402,679

Total Municipal Bonds — 106.6% (Cost: $172,729,697)		197,124,234

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 0.6%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	915	1,057,099

California — 2.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	1,638	1,905,961
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,635	1,991,345

		3,897,306

Colorado — 1.2%
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,950	2,184,429

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	510	579,023

Florida — 5.7%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	1,290	1,576,173
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,932	2,166,263
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,350	2,695,309
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(i)	3,543	4,075,436

		10,513,181

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,061	1,182,020

Illinois — 0.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(d)	2	2,837
Series C, 4.00%, 02/15/41	1,002	1,130,931

		1,133,768

Security	Par (000)	Value

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	$1,245	$1,404,572

Maryland — 4.1%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/46	1,515	1,828,212
Series A, 4.00%, 07/01/49	3,123	3,701,232
Maryland Stadium Authority, RB, (ST INTERCEPT), 5.00%, 05/01/42	1,740	2,095,534

		7,624,978

Massachusetts — 3.8%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,493,373
Massachusetts Housing Finance Agency, RB, Series A-1, (FHA), 3.10%, 06/01/60	1,111	1,158,044
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(d)	3,211	3,321,653

		6,973,070

Michigan — 2.5%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,724	1,984,741
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,588,978

		4,573,719

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	553	635,831

Nevada — 1.5%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,260	2,810,317

New York — 7.9%
Hudson Yards Infrastructure Corp., RB(i)
5.75%, 02/15/21(d)	188	188,233
5.75%, 02/15/47	115	115,795
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,080	1,217,970
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(i)	1,395	1,467,819
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	5,400	5,633,608
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	3,250	3,381,581
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	854	974,088
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,612,372

		14,591,466

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(d)	1,320	1,603,589

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(i)	1,559	1,842,078
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,230	1,531,766

		3,373,844

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 69-B, (FHLMC, FNMA, GNMA), 3.55%, 10/01/33	$1,280	$1,420,288

South Carolina — 1.0%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(i)	1,665	1,915,582

Texas — 9.3%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	1,801	1,930,450
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	1,260	1,381,729
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,297	2,675,915
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,859	2,341,323
Houston Community College System, GO, 4.00%, 02/15/23(d)	1,395	1,504,019
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,095	1,269,543
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(d)	1,710	1,772,364
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,499	1,576,268
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	437	479,261
Series A, (GNMA), 3.00%, 09/01/45	625	665,012
Series A, (GNMA), 3.75%, 09/01/49	239	262,757
Series A, (GNMA), 3.00%, 03/01/50	1,185	1,260,047

		17,118,688

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	1,445	1,623,505

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,395	1,548,366

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.5% (Cost: $80,725,804)		87,764,641

Total Long-Term Investments — 154.1% (Cost: $253,455,501)		284,888,875

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	6,706,906	$6,708,247

Total Short-Term Securities — 3.6% (Cost: $6,708,172)		6,708,247

Total Investments — 157.7% (Cost: $260,163,673)		291,597,122

Liabilities in Excess of Other Assets — (1.3)%		(2,218,531)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.7)%		(49,429,502)

VMTP Shares at Liquidation Value — (29.7)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$184,949,089

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $8,763,177.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,196,701	$5,511,628	(a)	$—	$(157)	$75	$6,708,247	6,706,906	$192	$—

(a)	Represents net amount purchased (sold).

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	23	03/22/21	$3,152	$8,375
Long U.S. Treasury Bond	13	03/22/21	2,193	36,797

				$45,172

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$197,124,234	$—	$197,124,234
Municipal Bonds Transferred to Tender Option Bond Trusts	—	87,764,641	—	87,764,641
Short-Term Securities
Money Market Funds	6,708,247	—	—	6,708,247

	$6,708,247	$284,888,875	$—	$291,597,122

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$45,172	$—	$—	$45,172

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(49,409,143)	$—	$(49,409,143)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(104,409,143)	$—	$(104,409,143)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

8